Share Capital (Details) - Schedule of the fair value has been estimated using the black-scholes	6 Months Ended
Apr. 30, 2023
Schedule of the fair value has been estimated using the black-scholes [Abstract]
Risk-free interest rate	1.43%
Expected life (in years)	5 years
Expected volatility	107.00%